Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Significant Accounting Policies [Line Items]
Beginning Balance			$ (236,246)
Net current period other comprehensive income	$ (27,188)	$ (48,577)	5,611	$ (93,730)
Ending Balance	$ (230,635)		$ (230,635)